JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 101.5%
Australia — 1.5%
BHP Group plc	1,233,378	26,669,859
Glencore plc*	6,388,383	14,620,172
Rio Tinto plc	571,979	34,817,641

		76,107,672

Austria — 0.4%
ANDRITZ AG	41,917	1,407,336
BAWAG Group AG(a)	39,999	1,468,419
Erste Group Bank AG	175,694	3,932,600
EVN AG	19,917	328,158
IMMOFINANZ AG*	62,448	1,030,062
Oesterreichische Post AG(b)	18,041	576,975
OMV AG*	84,267	2,661,306
Raiffeisen Bank International AG*	78,520	1,350,691
Strabag SE*	8,047	236,500
Telekom Austria AG*	80,770	607,013
UNIQA Insurance Group AG	65,672	415,121
Verbund AG	39,764	2,086,254
Vienna Insurance Group AG Wiener Versicherung Gruppe*	22,188	493,341
voestalpine AG	64,090	1,415,150

		18,008,926

Belgium — 1.7%
Ackermans & van Haaren NV*	13,204	1,695,787
Ageas SA	107,934	4,040,623
Anheuser-Busch InBev SA/NV	494,397	26,847,323
Colruyt SA	28,218	1,638,806
Elia Group SA/NV	19,245	2,094,572
Galapagos NV*	29,454	5,470,214
Groupe Bruxelles Lambert SA	65,474	5,679,252
KBC Group NV	199,666	11,384,228
Proximus SADP	90,801	1,867,868
Sofina SA	9,202	2,577,443
Solvay SA	42,663	3,311,212
Telenet Group Holding NV	25,519	989,944
UCB SA	73,828	9,486,291
Umicore SA	116,551	5,504,365

		82,587,928

Chile — 0.1%
Antofagasta plc	199,391	2,651,066

China — 0.5%
Prosus NV*	246,674	24,008,020

Colombia — 0.0%(c)
Millicom International Cellular SA, SDR	57,441	1,728,944

Denmark — 3.8%
Ambu A/S, Class B	101,798	3,554,135
AP Moller - Maersk A/S, Class A	1,883	2,235,579
AP Moller - Maersk A/S, Class B	3,820	4,917,992
Carlsberg A/S, Class B	59,486	8,785,461
Chr Hansen Holding A/S	60,058	6,853,374
Coloplast A/S, Class B	68,221	11,645,139
Danske Bank A/S*(b)	397,753	6,441,982
Demant A/S*	57,818	1,794,830
DSV Panalpina A/S	116,853	15,989,649
Genmab A/S*	37,940	13,059,194
GN Store Nord A/S	83,079	5,108,944
H Lundbeck A/S	35,466	1,293,094
Novo Nordisk A/S, Class B	942,045	61,810,018
Novozymes A/S, Class B	121,539	7,270,379
Orsted A/S(a)	97,575	13,906,873
Pandora A/S	58,395	3,713,998
Rockwool International A/S, Class A	3,383	991,677
Rockwool International A/S, Class B	4,139	1,335,297
Tryg A/S	70,576	2,076,783
Vestas Wind Systems A/S	116,151	14,888,812

		187,673,210

Finland — 2.2%
Elisa OYJ	87,406	5,183,929
Fortum OYJ	254,201	5,159,462
Huhtamaki OYJ*	55,719	2,483,745
Kesko OYJ, Class A	57,428	1,169,641
Kesko OYJ, Class B	158,593	3,362,808
Kone OYJ, Class B	236,080	18,746,810
Konecranes OYJ	37,726	958,381
Neles OYJ	74,630	1,064,300
Neste OYJ	251,548	11,553,980
Nokia OYJ	3,288,609	15,785,724
Nokian Renkaat OYJ	76,580	1,827,045
Nordea Bank Abp	1,886,170	14,568,932
Orion OYJ, Class A	18,628	811,230
Orion OYJ, Class B	61,453	2,681,136
Sampo OYJ, Class A	288,008	10,409,836
Stora Enso OYJ, Class R	357,616	4,485,115
UPM-Kymmene OYJ	310,758	8,295,269
Wartsila OYJ Abp	283,351	2,369,911

		110,917,254

France — 16.4%
Adevinta ASA*	131,143	2,099,254
Aeroports de Paris	19,071	1,797,852
Air Liquide SA	275,071	45,243,743
Airbus SE*	357,137	26,140,987
Alstom SA*	112,597	6,274,258
Amundi SA*(a)	35,254	2,682,208
Arkema SA	41,982	4,367,603
Atos SE*	56,113	4,798,173
AXA SA(b)	1,133,575	22,743,702
BioMerieux	24,885	4,010,742
BNP Paribas SA*	668,585	26,973,237
Bollore SA	528,240	1,772,430
Bouygues SA	148,645	5,251,117
Bureau Veritas SA*	168,908	3,715,942
Capgemini SE	93,015	12,063,517
Carrefour SA	334,704	5,319,423
Casino Guichard Perrachon SA*(b)	29,967	830,655
Cie de Saint-Gobain*	319,033	11,802,631
Cie Generale des Etablissements Michelin SCA	105,152	10,890,181
Covivio, REIT	28,142	2,022,506
Credit Agricole SA*	741,208	7,134,686
Danone SA(b)	376,046	25,169,988
Dassault Aviation SA*	1,366	1,120,161
Dassault Systemes SE	79,841	14,538,526
Edenred	142,024	7,044,988

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Eiffage SA*	47,447	4,146,531
Electricite de France SA	271,862	2,753,029
Engie SA*	1,080,812	14,397,672
EssilorLuxottica SA*	171,190	22,801,649
Faurecia SE*	43,060	1,662,880
Gecina SA, REIT	31,982	4,148,775
Getlink SE*	253,732	3,817,512
Hermes International	20,345	16,494,495
ICADE, REIT	16,505	1,086,225
Iliad SA(b)	15,077	2,948,633
Ipsen SA	21,492	2,061,133
JCDecaux SA*	44,323	749,735
Kering SA	43,453	24,624,212
Klepierre SA, REIT(b)	120,057	2,079,237
Legrand SA	154,631	11,961,986
L’Oreal SA	143,529	48,172,332
LVMH Moet Hennessy Louis Vuitton SE	157,296	68,399,096
Orange SA	1,113,650	13,052,952
Pernod Ricard SA	127,043	21,832,309
Peugeot SA*	331,639	5,331,001
Publicis Groupe SA	130,540	4,174,154
Safran SA*	191,806	20,398,897
Sanofi	669,490	70,294,475
Sartorius Stedim Biotech	13,994	4,377,072
Schneider Electric SE	322,866	37,020,952
SEB SA	16,046	2,649,543
Societe Generale SA*	465,343	7,164,102
Sodexo SA	50,022	3,452,225
Suez SA	247,536	3,264,692
Teleperformance	34,137	9,990,712
Thales SA	60,576	4,379,124
TOTAL SE	1,443,448	54,625,397
Ubisoft Entertainment SA*	54,517	4,553,390
Unibail-Rodamco-Westfield, REIT(b)	80,377	4,216,143
Valeo SA	140,302	3,600,484
Veolia Environnement SA	328,366	7,522,070
Vinci SA	296,887	25,551,599
Vivendi SA	470,064	12,473,808
Worldline SA*(a)(b)	55,435	4,769,034

		812,807,777

Germany — 14.3%
1&1 Drillisch AG	27,700	733,615
adidas AG*	107,674	29,694,031
Allianz SE (Registered)	243,613	50,543,419
Aroundtown SA*	699,819	4,214,015
BASF SE	536,359	29,588,819
Bayer AG (Registered)	573,703	38,113,081
Bayerische Motoren Werke AG	186,319	11,915,180
Bayerische Motoren Werke AG (Preference)	33,208	1,687,732
Beiersdorf AG	57,391	6,852,801
Brenntag AG	90,224	5,567,993
Continental AG	63,070	6,092,486
Covestro AG(a)	98,315	3,815,350
Daimler AG (Registered)	518,539	22,672,613
Delivery Hero SE*(a)(b)	81,235	9,325,079
Deutsche Bank AG (Registered)*(b)	1,206,926	10,853,254
Deutsche Boerse AG	110,954	20,187,399
Deutsche Lufthansa AG (Registered)*(b)	136,516	1,197,718
Deutsche Post AG (Registered)	567,083	23,018,006
Deutsche Telekom AG (Registered)	1,890,760	31,565,764
Deutsche Wohnen SE	210,057	10,220,628
E.ON SE	1,280,227	15,029,889
Evonik Industries AG	97,967	2,646,698
Fraport AG Frankfurt Airport Services Worldwide*(b)	21,294	832,421
Fresenius Medical Care AG & Co. KGaA	123,757	10,903,250
Fresenius SE & Co. KGaA	239,153	11,932,231
GEA Group AG	96,314	3,476,512
Hannover Rueck SE	35,211	5,956,655
HeidelbergCement AG	85,595	4,750,128
Henkel AG & Co. KGaA	59,169	5,141,259
Henkel AG & Co. KGaA (Preference)	104,040	10,229,716
HOCHTIEF AG	13,157	1,074,265
Infineon Technologies AG	762,612	19,443,085
KION Group AG	37,551	2,869,871
LANXESS AG	48,512	2,516,108
Merck KGaA	75,473	9,645,882
MTU Aero Engines AG	31,005	5,375,873
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	81,812	21,686,180
Porsche Automobil Holding SE (Preference)*	89,418	5,061,324
Puma SE*	49,323	3,839,196
RWE AG	337,452	12,720,043
SAP SE	631,317	99,655,487
Sartorius AG (Preference)	19,896	7,655,219
Siemens AG (Registered)	471,553	60,092,846
Symrise AG	74,340	9,293,298
Talanx AG	30,820	1,121,955
Telefonica Deutschland Holding AG	532,210	1,452,167
thyssenkrupp AG*(b)	236,300	1,836,737
TUI AG(b)	253,819	959,506
Uniper SE	106,855	3,688,969
United Internet AG (Registered)	69,108	3,135,905
Volkswagen AG	18,956	2,951,301
Volkswagen AG (Preference)	107,169	15,687,075
Vonovia SE	316,672	20,468,356
Zalando SE*(a)	77,526	5,596,620

		706,585,010

Ireland — 1.0%
CRH plc	461,642	16,807,704
Flutter Entertainment plc	82,085	12,437,341
Kerry Group plc, Class A	88,290	11,693,698
Kingspan Group plc	89,084	6,390,886
Smurfit Kappa Group plc	138,006	4,662,271

		51,991,900

Italy — 3.6%
A2A SpA	910,652	1,308,470
Amplifon SpA*(b)	47,806	1,636,584
Assicurazioni Generali SpA	717,882	10,779,499
Atlantia SpA*(b)	274,633	4,399,936
Banca Mediolanum SpA	146,535	1,091,799
Banco BPM SpA(b)	872,902	1,319,145
Buzzi Unicem SpA	23,443	301,824

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Buzzi Unicem SpA	41,063	934,254
Davide Campari-Milano NV	244,201	2,465,299
DiaSorin SpA	8,771	1,730,086
Enel SpA	4,507,666	41,292,587
Eni SpA(b)	1,485,566	13,233,140
Ferrari NV(b)	74,743	13,365,141
FinecoBank Banca Fineco SpA*	290,327	4,232,318
Freni Brembo SpA*(b)	88,717	803,540
Hera SpA	461,014	1,772,175
Infrastrutture Wireless Italiane SpA(a)	162,787	1,642,634
Intesa Sanpaolo SpA*	9,200,949	18,754,708
Leonardo SpA	233,047	1,496,453
Mediaset SpA*(b)	204,319	363,956
Mediobanca Banca di Credito Finanziario SpA	406,541	3,283,250
Moncler SpA*	109,963	4,251,375
Nexi SpA*(a)	146,641	2,634,380
Pirelli & C SpA*(a)	247,550	980,374
Poste Italiane SpA(a)	266,950	2,452,867
Prysmian SpA	156,588	4,004,223
Recordati SpA	58,444	3,139,039
Saipem SpA(b)	331,824	710,632
Salvatore Ferragamo SpA*	38,930	524,142
Snam SpA	1,268,782	6,754,304
Telecom Italia SpA(b)	6,303,453	2,556,397
Telecom Italia SpA	3,472,162	1,395,750
Terna Rete Elettrica Nazionale SpA	817,926	6,103,980
UniCredit SpA*	1,233,813	11,323,856
Unione di Banche Italiane SpA*	611,315	2,602,116
UnipolSai Assicurazioni SpA(b)	342,519	879,657

		176,519,890

Jordan — 0.1%
Hikma Pharmaceuticals plc	94,568	2,649,884

Luxembourg — 0.2%
ArcelorMittal SA*	416,266	4,608,807
Eurofins Scientific SE*	7,240	4,738,771
RTL Group SA(b)	22,376	738,293
Tenaris SA(b)	275,756	1,625,186

		11,711,057

Mexico — 0.0%(c)
Fresnillo plc	106,743	1,733,548

Netherlands — 6.7%
Adyen NV*(a)	14,278	23,832,197
Aegon NV	819,939	2,402,740
Akzo Nobel NV	112,682	10,617,398
Altice Europe NV*	139,480	661,312
Argenx SE*	27,450	6,334,131
ASML Holding NV	248,571	88,376,349
EXOR NV	56,293	3,161,292
GrandVision NV(a)	33,514	961,299
HAL Trust	49,875	6,580,029
Heineken Holding NV	58,870	5,086,523
Heineken NV	137,912	13,360,171
ING Groep NV	2,275,396	15,866,070
Koninklijke Ahold Delhaize NV	642,784	18,512,729
Koninklijke DSM NV	105,948	16,217,021
Koninklijke KPN NV(b)	2,061,626	5,431,160
Koninklijke Philips NV*	534,188	27,601,962
Koninklijke Vopak NV	38,819	2,119,439
NN Group NV	158,973	5,818,746
Randstad NV*	72,179	3,476,673
Royal Dutch Shell plc, Class A	2,394,982	35,004,053
Royal Dutch Shell plc, Class B	2,164,283	30,378,876
Wolters Kluwer NV	159,431	12,556,425

		334,356,595

Norway — 1.1%
Aker ASA, Class A	14,362	611,748
Aker BP ASA(b)	63,217	1,203,783
DNB ASA	526,021	8,079,339
Equinor ASA	643,390	9,646,439
Gjensidige Forsikring ASA*	110,954	2,280,981
Kongsberg Gruppen ASA	52,218	792,422
Leroy Seafood Group ASA	161,681	937,341
Mowi ASA	262,176	4,761,417
Norsk Hydro ASA*	797,428	2,252,517
Orkla ASA	473,690	4,659,138
Salmar ASA*	31,757	1,510,396
Schibsted ASA, Class A*	46,422	1,684,122
Schibsted ASA, Class B*	58,752	1,921,832
Storebrand ASA*	274,023	1,499,552
Telenor ASA	379,055	5,859,733
TGS NOPEC Geophysical Co. ASA	69,636	1,036,565
Yara International ASA	102,808	4,336,841

		53,074,166

Portugal — 0.3%
Banco Comercial Portugues SA, Class R*(b)	4,684,679	540,261
EDP - Energias de Portugal SA	1,622,574	8,155,205
Galp Energia SGPS SA	265,697	2,782,061
Jeronimo Martins SGPS SA	143,320	2,402,941
Navigator Co. SA (The)*	129,889	322,283
NOS SGPS SA(b)	145,058	641,054

		14,843,805

Russia — 0.1%
Evraz plc	312,600	1,157,545
Polymetal International plc	122,141	3,021,299

		4,178,844

South Africa — 0.4%
Anglo American plc	796,013	19,269,949

Spain — 3.8%
Acciona SA	12,269	1,362,033
ACS Actividades de Construccion y Servicios SA	159,866	3,708,332
Aena SME SA*(a)	42,920	5,596,130
Amadeus IT Group SA	263,077	13,136,820
Banco Bilbao Vizcaya Argentaria SA	3,893,818	12,124,259
Banco Santander SA	9,704,409	20,810,833
Bankia SA	675,410	860,558
CaixaBank SA	2,095,772	4,508,104
Cellnex Telecom SA(a)	157,513	9,912,982
EDP Renovaveis SA	85,419	1,396,596
Enagas SA	145,344	3,666,932
Endesa SA	185,483	5,291,253

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Ferrovial SA	280,373	6,865,490
Grifols SA	171,703	5,002,645
Grifols SA (Preference), Class B	150,580	2,870,781
Iberdrola SA	3,542,558	45,788,572
Industria de Diseno Textil SA	618,806	16,397,052
Mapfre SA	566,684	1,026,155
Naturgy Energy Group SA	195,397	3,635,946
Red Electrica Corp. SA	252,778	4,927,856
Repsol SA	841,355	6,634,699
Siemens Gamesa Renewable Energy SA	131,264	3,097,208
Telefonica SA	2,668,184	11,174,395

		189,795,631

Sweden — 5.6%
Alfa Laval AB*	174,983	4,145,037
Assa Abloy AB, Class B	579,147	12,785,362
Atlas Copco AB, Class A	377,438	16,755,029
Atlas Copco AB, Class B	227,876	8,819,411
Axfood AB	61,280	1,378,997
Boliden AB	159,721	4,361,691
Castellum AB	149,757	3,220,753
Electrolux AB, Series B(b)	148,841	2,797,269
Elekta AB, Class B(b)	214,284	2,208,320
Epiroc AB, Class A	365,598	5,111,838
Epiroc AB, Class B	227,876	3,102,620
EQT AB	205,907	4,867,791
Essity AB, Class A*	16,405	540,370
Essity AB, Class B*	353,747	11,671,677
Evolution Gaming Group AB(a)	72,122	4,894,262
Fabege AB	160,327	2,056,215
Fastighets AB Balder, Class B*	56,176	2,326,467
Getinge AB, Class B	126,506	3,055,702
Hennes & Mauritz AB, Class B	452,079	7,046,724
Hexagon AB, Class B*	163,560	10,696,406
Hexpol AB*	151,700	1,009,350
Holmen AB, Class B*	57,456	1,980,177
Husqvarna AB, Class A	14,698	139,566
Husqvarna AB, Class B	240,451	2,301,114
ICA Gruppen AB	54,032	2,654,227
Industrivarden AB, Class A*	94,093	2,339,472
Industrivarden AB, Class C*(b)	97,633	2,408,360
Intrum AB(b)	43,024	1,031,502
Investment AB Latour, Class B(b)	72,539	1,489,004
Investor AB, Class A	76,447	4,504,369
Investor AB, Class B	265,986	15,782,183
Kinnevik AB, Class B	141,269	4,972,735
L E Lundbergforetagen AB, Class B*(b)	37,279	1,751,121
Lundin Energy AB(b)	110,202	2,570,531
NCC AB, Class B	50,055	869,329
Nibe Industrier AB, Class B*(b)	213,034	5,125,828
Saab AB, Class B*(b)	47,681	1,540,518
Sandvik AB*	645,143	12,056,779
Securitas AB, Class B*	186,920	2,787,064
Skandinaviska Enskilda Banken AB, Class A*	937,739	9,072,705
Skanska AB, Class B*	210,235	4,243,853
SKF AB, Class A	9,065	168,493
SKF AB, Class B	218,440	4,043,944
SSAB AB, Class A*(b)	136,637	403,649
SSAB AB, Class B*	368,338	1,047,237
Svenska Cellulosa AB SCA, Class A*	16,793	204,819
Svenska Cellulosa AB SCA, Class B*(b)	353,747	4,296,195
Svenska Handelsbanken AB, Class A*	885,570	8,351,343
Svenska Handelsbanken AB, Class B*	20,152	210,939
Swedbank AB, Class A*	542,062	8,802,143
Swedish Match AB	94,721	7,298,137
Swedish Orphan Biovitrum AB*	111,194	2,336,698
Tele2 AB, Class B	291,601	4,137,029
Telefonaktiebolaget LM Ericsson, Class A	34,495	436,294
Telefonaktiebolaget LM Ericsson, Class B	1,528,376	17,782,765
Telia Co. AB	1,480,688	5,769,843
Trelleborg AB, Class B*	141,653	2,199,957
Volvo AB, Class A*	139,378	2,406,002
Volvo AB, Class B*	958,054	16,556,885

		278,924,100

Switzerland — 16.9%
ABB Ltd. (Registered)	1,126,851	28,299,025
Adecco Group AG (Registered)	95,387	4,507,405
Alcon, Inc.*	285,385	17,248,468
Baloise Holding AG (Registered)	28,496	4,347,774
Barry Callebaut AG (Registered)	1,315	2,738,250
Chocoladefabriken Lindt & Spruengli AG	632	4,892,843
Chocoladefabriken Lindt & Spruengli AG (Registered)	64	5,487,312
Cie Financiere Richemont SA (Registered)	304,830	18,924,187
Coca-Cola HBC AG	112,935	2,940,125
Credit Suisse Group AG (Registered)	1,417,991	15,121,847
EMS-Chemie Holding AG (Registered)	4,096	3,537,183
Geberit AG (Registered)	21,633	11,939,617
Givaudan SA (Registered)	4,638	19,209,306
Julius Baer Group Ltd.	130,696	5,737,543
Kuehne + Nagel International AG (Registered)*	29,434	5,074,036
LafargeHolcim Ltd. (Registered)*	284,149	13,443,217
Lonza Group AG (Registered)	43,488	27,194,589
Mediclinic International plc	281,654	985,569
Nestle SA (Registered)	1,737,883	206,672,105
Novartis AG (Registered)	1,440,680	118,664,897
Partners Group Holding AG	10,940	10,597,657
Roche Holding AG	410,273	142,100,747
Roche Holding AG	15,885	5,475,304
Schindler Holding AG	23,779	6,044,271
Schindler Holding AG (Registered)	11,360	2,842,890
SGS SA (Registered)	3,030	7,935,136
Sika AG (Registered)	82,794	18,192,500
Sonova Holding AG (Registered)*	31,798	7,189,661
STMicroelectronics NV	382,749	10,754,156
Straumann Holding AG (Registered)	6,588	6,526,079
Swatch Group AG (The)	16,899	3,542,834

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Swatch Group AG (The) (Registered)	34,138	1,361,668
Swiss Life Holding AG (Registered)*	19,617	7,168,869
Swiss Re AG	170,164	13,427,497
Swisscom AG (Registered)	14,824	7,879,924
Temenos AG (Registered)(b)	38,272	5,655,926
UBS Group AG (Registered)	2,237,052	26,354,222
Vifor Pharma AG	25,050	3,535,740
Zurich Insurance Group AG	87,907	32,508,271

		836,058,650

United Arab Emirates — 0.0%
NMC Health plc*‡	23,176	—

United Kingdom — 20.4%
3i Group plc	567,168	6,528,378
Admiral Group plc	147,492	4,599,498
Ashtead Group plc	265,235	8,446,083
ASOS plc*	39,615	1,732,904
Associated British Foods plc	208,038	4,764,949
AstraZeneca plc	766,032	84,630,977
Auto Trader Group plc(a)	565,869	3,952,888
AVEVA Group plc	37,513	2,024,515
Aviva plc	2,298,776	7,905,617
Babcock International Group plc	288,619	1,087,310
BAE Systems plc	1,863,535	11,943,223
Barclays plc	9,517,104	12,338,906
Barratt Developments plc	594,435	3,948,634
Berkeley Group Holdings plc	75,434	4,376,745
BP plc	11,814,482	42,786,241
British American Tobacco plc	1,336,966	44,184,488
British Land Co. plc (The), REIT	549,847	2,623,930
BT Group plc	5,122,521	6,582,188
Bunzl plc	195,983	5,614,137
Burberry Group plc	237,351	3,867,346
Centrica plc	3,375,868	2,128,546
CNH Industrial NV*	580,235	3,942,628
Coca-Cola European Partners plc	122,856	5,057,982
Compass Group plc	1,042,615	14,345,557
ConvaTec Group plc(a)	922,900	2,452,758
Croda International plc	77,031	5,749,158
DCC plc	59,177	5,262,054
Derwent London plc, REIT	62,039	2,334,067
Diageo plc	1,367,187	50,026,269
Direct Line Insurance Group plc	802,953	3,107,177
DS Smith plc	798,663	2,700,772
easyJet plc	177,116	1,139,150
Experian plc	531,850	18,577,583
Fiat Chrysler Automobiles NV*	642,509	6,531,996
G4S plc	893,923	1,660,681
GlaxoSmithKline plc	2,915,108	58,069,870
GVC Holdings plc	337,649	2,922,184
Halma plc	220,669	6,267,845
Hargreaves Lansdown plc	160,651	3,645,933
Hiscox Ltd.	206,625	2,108,395
HSBC Holdings plc	12,051,792	54,267,098
Imperial Brands plc	554,415	9,237,000
Informa plc	877,185	4,159,251
InterContinental Hotels Group plc	109,620	5,049,221
Intertek Group plc	93,891	6,603,268
ITV plc	2,115,630	1,560,106
J Sainsbury plc	1,007,242	2,454,991
JD Sports Fashion plc	238,207	1,883,115
Johnson Matthey plc	116,174	3,392,362
Kingfisher plc	1,244,599	3,933,046
Land Securities Group plc, REIT	438,718	3,304,334
Legal & General Group plc	3,449,889	9,550,262
Lloyds Banking Group plc	40,978,619	13,961,825
London Stock Exchange Group plc	184,110	20,336,595
M&G plc	1,510,044	3,160,441
Marks & Spencer Group plc	1,123,372	1,383,520
Meggitt plc	446,936	1,561,559
Melrose Industries plc	2,837,056	3,132,737
Micro Focus International plc	208,770	751,588
Mondi plc	283,546	5,022,366
National Grid plc	2,191,576	25,711,320
Natwest Group plc	2,683,124	3,695,241
Next plc	77,802	5,491,418
Ocado Group plc*	342,638	9,179,224
Pearson plc	439,380	3,019,069
Persimmon plc	185,457	5,790,009
Phoenix Group Holdings plc	307,428	2,639,978
Prudential plc	1,510,044	21,579,682
Reckitt Benckiser Group plc	430,111	43,127,070
RELX plc	1,157,059	24,358,612
Rentokil Initial plc	1,072,942	7,485,222
Rightmove plc	520,046	3,753,092
Rolls-Royce Holdings plc*	1,127,634	3,382,742
Royal Mail plc	576,464	1,205,484
RSA Insurance Group plc	599,422	3,345,641
Sage Group plc (The)	654,258	6,208,829
Schroders plc	75,233	2,905,570
Schroders plc (Non-Voting)	26,617	713,265
Segro plc, REIT	695,449	8,807,337
Severn Trent plc	140,256	4,469,591
Smith & Nephew plc	520,310	10,269,607
Smiths Group plc	229,338	4,040,125
Spirax-Sarco Engineering plc	42,934	5,737,487
SSE plc	611,027	10,364,458
St James’s Place plc	313,372	3,832,741
Standard Chartered plc	1,548,206	7,740,830
Standard Life Aberdeen plc	1,332,221	4,336,146
Subsea 7 SA*	137,289	1,051,736
Tate & Lyle plc	272,186	2,316,674
Taylor Wimpey plc	2,128,192	3,282,794
TechnipFMC plc	242,964	1,902,609
Tesco plc	5,672,164	16,008,798
Travis Perkins plc	145,914	2,110,457
Unilever NV(b)	853,008	50,404,489
Unilever plc	681,800	40,597,795
United Utilities Group plc	398,198	4,669,887
Vodafone Group plc	15,647,385	23,515,673
Weir Group plc (The)	151,605	2,357,377
Whitbread plc	117,021	3,322,663
Wm Morrison Supermarkets plc	1,397,438	3,389,806
WPP plc	711,456	5,276,368

		1,010,071,163

United States — 0.4%
Carnival plc	107,501	1,162,688
Ferguson plc	135,475	11,942,593

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
QIAGEN NV*	132,542	6,583,911

		19,689,192

TOTAL COMMON STOCKS (Cost $5,239,061,294)		5,027,944,181

	No. of Rights
RIGHTS — 0.0%(c)
Spain — 0.0%(c)
Cellnex Telecom SA, expiring 8/7/2020* (Cost $—)	161,205	674,115

	Shares
SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(d)(e)	81,102,558	81,126,889
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(d)(e)	20,998,616	20,998,616

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $102,130,116)		102,125,505

Total Investments — 103.6% (Cost $5,341,191,410)		5,130,743,801
Liabilities in Excess of Other Assets — (3.6)%		(179,168,790)

Net Assets — 100.0%		4,951,575,011

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	12.0%
Banks	5.9
Food Products	5.4
Insurance	5.0
Oil, Gas & Consumable Fuels	4.2
Chemicals	4.0
Textiles, Apparel & Luxury Goods	3.9
Electric Utilities	2.9
Personal Products	2.8
Capital Markets	2.7
Beverages	2.7
Machinery	2.6
Software	2.5
Diversified Telecommunication Services	2.3
Metals & Mining	2.3
Semiconductors & Semiconductor Equipment	2.3
Health Care Equipment & Supplies	2.2
Electrical Equipment	2.0
Professional Services	1.8
Automobiles	1.7
Multi-Utilities	1.6
Aerospace & Defense	1.5
Industrial Conglomerates	1.4
Household Products	1.4
IT Services	1.3
Tobacco	1.2
Food & Staples Retailing	1.2
Diversified Financial Services	1.1
Construction & Engineering	1.0
Building Products	1.0
Internet & Direct Marketing Retail	1.0
Others (each less than 1.0%)	13.1
Short-Term Investments	2.0

Abbreviations

OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is $98,068,720.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	696	09/2020	EUR	25,972,950	222,784
FTSE 100 Index	174	09/2020	GBP	13,359,615	(363,703)

					(140,919)

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$76,107,672	$—		$76,107,672
Austria	4,921,892	13,087,034	—		18,008,926
Belgium	—	82,587,928	—		82,587,928
Chile	—	2,651,066	—		2,651,066
China	—	24,008,020	—		24,008,020
Colombia	—	1,728,944	—		1,728,944
Denmark	13,906,873	173,766,337	—		187,673,210
Finland	—	110,917,254	—		110,917,254
France	—	812,807,777	—		812,807,777
Germany	—	706,585,010	—		706,585,010
Ireland	—	51,991,900	—		51,991,900
Italy	—	176,519,890	—		176,519,890
Jordan	—	2,649,884	—		2,649,884
Luxembourg	—	11,711,057	—		11,711,057
Mexico	—	1,733,548	—		1,733,548
Netherlands	63,534,784	270,821,811	—		334,356,595
Norway	—	53,074,166	—		53,074,166
Portugal	—	14,843,805	—		14,843,805
Russia	—	4,178,844	—		4,178,844
South Africa	—	19,269,949	—		19,269,949
Spain	1,396,596	188,399,035	—		189,795,631
Sweden	—	278,924,100	—		278,924,100
Switzerland	—	836,058,650	—		836,058,650
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	5,057,982	1,005,013,181	—		1,010,071,163
United States	6,583,911	13,105,281	—		19,689,192

Total Common Stocks	95,402,038	4,932,542,143	—	(a)	5,027,944,181

Rights	674,115	—	—		674,115
Short-Term Investments
Investment of cash collateral from securities loaned	102,125,505	—	—		102,125,505

Total Investments in Securities	$198,201,658	$4,932,542,143	$—	(a)	$5,130,743,801

Appreciation in Other Financial Instruments
Futures Contracts	$222,784	$—	$—		$222,784

Depreciation in Other Financial Instruments
Futures Contracts	$(363,703)	$—	$—		$(363,703)

(a)	Value is zero.

There were no significant transfers into or out of level 3 for the period ended July 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	$84,008,799	$424,000,000	$426,900,001	$27,602	$(9,511)	$81,126,889	81,102,558	$530,192	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	30,866,797	527,176,018	537,044,199	—	—	20,998,616	20,998,616	108,069	—

Total	$114,875,596	$951,176,018	$963,944,200	$27,602	$(9,511)	$102,125,505		$638,261	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.